Cover	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Oct. 18, 2024
Entity File Number	001-37721
Entity Registrant Name	ACACIA RESEARCH CORPORATION
Entity Central Index Key	0000934549
Entity Tax Identification Number	95-4405754
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Third Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	332
Local Phone Number	236-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false